Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($) [1]	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 23,718
Current maturities of lease liability	775	$ 842	€ 745
Long-term lease liabilities	22,943	$ 24,918	€ 22,005
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	775
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	3,280
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 19,663

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)